INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			$ 75,511	$ 80,196	$ 80,196
Changes resulting from:
Property acquisitions			517		7,043
Capital expenditures			1,017		2,769
Accounting policy change	$ 0		0		726
Property dispositions			(624)		(779)
Fair value gains (losses), net			(814)		858
Foreign currency translation			(1,425)		141
Transfer between commercial properties and commercial developments			0		0
Impact of deconsolidation due to loss of control			0		(11,499)
Reclassifications to assets held for sale and other changes			(101)		(3,944)
Balance, end of period	74,081		74,081		75,511
Current lease liabilities	43		43		43
Non-current lease liabilities	873		873		889
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			71,565	76,014	76,014
Changes resulting from:
Property acquisitions			401	6,797
Capital expenditures			558		1,540
Accounting policy change	0		0		704
Property dispositions			(603)		(742)
Fair value gains (losses), net	(907)	$ (1,144)	(996)	(837)	301
Foreign currency translation			(1,252)		69
Transfer between commercial properties and commercial developments			1,914		354
Impact of deconsolidation due to loss of control			0		(10,701)
Reclassifications to assets held for sale and other changes			(113)		(2,771)
Balance, end of period	71,474		71,474		71,565
Right-of-use assets	732		732
Current lease liabilities	38		38
Non-current lease liabilities	703		703
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			3,946	4,182	4,182
Changes resulting from:
Property acquisitions			116	246
Capital expenditures			459		1,229
Accounting policy change	0		0		22
Property dispositions			(21)		(37)
Fair value gains (losses), net	94	$ 124	182	$ 287	557
Foreign currency translation			(173)		72
Transfer between commercial properties and commercial developments			(1,914)		(354)
Impact of deconsolidation due to loss of control			0		(798)
Reclassifications to assets held for sale and other changes			12		(1,173)
Balance, end of period	2,607		2,607		$ 3,946
Right-of-use assets	$ 9		$ 9